Leases - Schedule of Lease Expense (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Expense [Abstract]
Operating leases expense	¥ 7,076,506	¥ 4,454,857	¥ 4,454,857
Short-term lease expense	377,430	1,295,043	11,741,215
Total	¥ 7,453,936	¥ 5,749,900	¥ 16,196,072